Summary of Material Accounting Policies - Additional Information (Detail) - $ / shares	1 Months Ended
	Mar. 31, 2022	Mar. 31, 2025
Convertible Senior Notes [Member]
Disclosure of summary of significant accounting policies [line items]
Borrowings, maturity	April 1, 2028
American depository shares [member]
Disclosure of summary of significant accounting policies [line items]
Conversion Price Per Share		$ 166.34